Average Annual Total Returns - PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund 1 Year	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund Since Inception	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund Inception Date	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund Return After Taxes on Distributions 1 Year		PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund Return After Taxes on Distributions Since Inception		PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund Return After Taxes on Distributions and Sales of Fund Shares 1 Year		PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund Return After Taxes on Distributions and Sales of Fund Shares Since Inception		FTSE 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) 1 Year	FTSE 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	2.08%	2.19%	Dec. 10, 2019	1.48%	[1]	1.57%	[1]	1.23%	[1]	1.41%	[1]	0.58%	0.64%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.